SCHEDULE OF BORROWINGS (Details) (Parenthetical) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Mar. 31, 2023	Dec. 31, 2021
Debt Instrument, Interest Rate, Stated Percentage	50.00%	50.00%	50.00%
Chief Executive Officer [Member] | Seamless Group Inc [Member]
Loans	$ 600	$ 4.7
Mr Takis Wong [Member] | Seamless Group Inc [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Loans	$ 2,050
Alexander Kong [Member] | Seamless Group Inc [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Loans	$ 300	$ 2.5
Ronnie Hui [Member] | Seamless Group Inc [Member]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Loans	$ 600	$ 4.7
Short-Term Debt [Member] | Seamless Group Inc [Member]
Debt weighted average interest	15.50%	15.50%		18.00%
Short-Term Debt [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest	22.40%	22.40%		15.90%
Short-Term Debt [Member] | Minimum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest	15.00%	15.00%		15.00%
Short-Term Debt [Member] | Maximum [Member] | Third Party [Member] | Seamless Group Inc [Member]
Debt weighted average interest	24.00%	24.00%		17.00%
Long-Term Debt [Member] | Minimum [Member] | Seamless Group Inc [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.50%	2.50%
Long-Term Debt [Member] | Maximum [Member] | Seamless Group Inc [Member]
Debt Instrument, Interest Rate, Stated Percentage	24.00%	24.00%